Premises and Equipment (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Premises And Equipment Details Narrative
Depreciation expense	$ 900	$ 944	$ 903
Rent expense	$ 98	$ 75	$ 78